Note 11 - Stock Incentive Plan (Details Textual)					12 Months Ended
	Nov. 04, 2019 shares	Nov. 21, 2018 shares	Nov. 02, 2017 shares	Jul. 31, 2014 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) $ / shares shares
Share-based Payment Arrangement, Expense | $					$ 97,919	$ 124,487	$ 116,562
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Amount, Total | $					$ 172,887
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)					15,444
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeited in Period (in shares)					0	0	538
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value (in dollars per share) | $ / shares							$ 22.24
Share-based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition (Year)					273 days
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other Than Options, Granted in Period, Fair Value | $					$ 90,193	$ 134,232	$ 176,475
The 2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized (in shares)				75,000
Share Based Compensation Arrangement By Share Based Payment Awarded Term (Year)				10 years
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)		15,681	12,534			15,681	12,534
Number of Key People Issued Awards		18	18
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 18 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage			50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	8,713	9,021	7,213
The 2014 Plan [Member] | Restricted Stock [Member] | Officers and Directors [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage		50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | Eurobulk Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	6,731	6,660	5,321
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in shares)	15,444				15,444
Number of Key People Issued Awards	17
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member] | Share-based Payment Arrangement, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%
The 2014 Plan [Member] | Restricted Stock [Member] | The 17 Key Persons [Member] | Share-based Payment Arrangement, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights, Percentage	50.00%